Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance	$ 324,070	$ 1,908,877	$ 2,199,779
Additions		432,335
Amortization		(88,764)	(115,183)
Amortization – Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates	5,412	(128,132)	(175,719)
Ending Balance		324,070	1,908,877	$ 2,199,779
Land Lease [Member]
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance		1,908,877	2,199,779
Additions
Amortization			(115,183)	(56,292)
Amortization – Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates		(108,631)	(175,719)	(153,863)
Ending Balance			1,908,877	2,199,779
Office Lease [Member]
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance	324,070
Additions		432,335
Amortization		(88,764)
Amortization – Bophelo
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Movement in exchange rates	$ 5,412	(19,501)
Ending Balance		$ 324,070